Future Minimum Lease Payments Under Non-cancelable Operating Lease (Detail) (USD $)	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
2012	$ 133,837,219
2013	60,826,323
2014	29,019,843
2015	16,897,988
2016 and thereafter	14,971,826
Total	$ 255,553,199